Property and Equipment	6 Months Ended
Jun. 30, 2024
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment, net consists of the following:

	June 30,	December 31,
(in thousands)	2024	2023

Cost:
Laboratory equipment	$2,130	$2,412
Computers	431	380
Office furniture & equipment	184	186
Leasehold improvements	1,431	1,431
Total cost	4,176	4,409
Accumulated depreciation:
Laboratory equipment	1,876	1,891
Computers	296	263
Office furniture & equipment	47	40
Leasehold improvements	799	676
Total accumulated depreciation	3,018	2,870
Depreciated cost	$1,158	$1,539

Depreciation expenses for the three and six month periods ended June 30, 2024 and 2023 were $160, $348, $212 and $421 thousand, respectively.